UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Short-Term Bond Fund of America

[photo of a person walking under a yellow umbrella]

Semi-annual report for the six months ended February 28, 2009

Short-Term Bond Fund of AmericaSM seeks to provide current income while preserving capital with high-quality debt securities in a portfolio with a dollar-weighted average maturity no greater than three years.

This fund is one of the 31 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2009 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime

Reflecting 2.50% maximum sales charge	–1.03%	—	2.32%

The total annual fund operating expense ratio was 0.73% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 2, 2006, through December 31, 2008, and reimbursed other fees and expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Fund results shown reflect the waiver and reimbursements, without which they would have been lower. Please see the fund’s prospectus or the Financial Highlights table on pages 20 to 23 for details.

The fund’s 30-day yield for Class A shares as of March 31, 2009, calculated in accordance with the Securities and Exchange Commission formula, was 1.63%. The fund’s distribution rate for Class A shares as of that date was 2.56%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 28.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

Fellow shareholders:

[photo of a person walking under a yellow umbrella]

We welcome the opportunity to present you with Short-Term Bond Fund of America’s semi-annual report for the six-month period ended February 28, 2009.

For the first six months of the fund’s fiscal year, the fund produced a total return of 0.64%. This return includes monthly dividends paid by the fund totaling 11 cents a share. Shareholders recorded an income return of 1.14% (2.28% annualized) while seeing the value of their shares decline 5 cents to $9.85.

In comparison, the fund’s peer group, as measured by the Lipper Short Investment Grade Debt Funds Average, returned –4.55%, while the unmanaged Barclays Capital (formerly Lehman Brothers) U.S. Government/Credit 1–3 Years ex BBB Index, the fund’s primary benchmark, returned 2.43%. The better results of the index can be attributed to the greater number of Treasury bonds in that benchmark and the absence of management fees.

The first half of the fund’s fiscal year was a time of historic volatility in the bond markets. The difficulties that began years prior with subprime mortgage-backed securities had already spread to other portions of the bond market before the start of the fiscal year. In September, these problems forcefully came to a head, with numerous financial institutions posting crippling losses. The government took over Fannie Mae, Freddie Mac and troubled insurer AIG, and also brokered the sale of Washington Mutual. Lehman Brothers filed for bankruptcy, and Merrill Lynch sold itself to Bank of America to avoid a similar fate.

As a result, faith in the nation’s financial institutions crumbled. Corporate bonds of all stripes fell sharply, with the financials sector leading the losses. By October, the equity markets tumbled as well, along with commodities prices. The bond market essentially froze by November — simply put, there were no buyers for nearly any kind of corporate bond. Only government-backed securities managed gains, as investors fled to the relative safety of U.S. Treasuries; yields on Treasuries and other government-backed securities are now at or near historic lows.

Since then, the bond market has been on a slow and somewhat uneven path to recovery. Credit-worthy companies are now able to access the credit markets. Government programs have helped vital markets, such as the money markets, function somewhat normally. Market participants continue to reprice risk; this is most dramatically evidenced in at least some AAA-rated securities trading at 50 cents on the dollar. The fund has held higher positions in U.S. Treasuries and cash than it has in the past; this lowers volatility, but also lowers opportunities for higher yields as well.

Net assets of the fund have risen to approximately $2.4 billion, more than doubling since the start of the fiscal year. This influx of capital and the trust that goes with it is appreciated, and allows the fund’s investment professionals to continue selectively investing in what they believe will be strong values. It is also another reason the fund continues to maintain a larger-than-average cash position in the portfolio. We believe that once the broader markets improve, we may see similarly strong outflows. Keeping cash on hand can help reduce the pressure to sell bonds in the portfolio to meet redemptions.

This has been a challenging period in which to invest, and we are gratified that we have been able to offer positive returns to our shareholders. We thank you for your support and interest in the fund, and look forward to reporting to you again at the close of the fiscal year.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ David A. Hoag

David A. Hoag
President

April 7, 2009

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, February 28, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Investment mix by security type	Percent of Net Assets

Bonds & notes of U.S. government & government agencies	31.8
Mortgage-backed obligations	12.9
Corporate bonds & notes	10.0
Asset-backed obligations	6.6
Other	0.6
Short-term securities & other assets less liabilities	38.1
[end pie chart]

Quality breakdown*	Percent of net assets

U.S. government obligations†	16.7%
Federal agencies	23.5
Aaa/AAA	11.7
Aa/AA	4.8
A/A	4.9
Baa/BBB	0.2
Ba/BB or below	0.1
Short-term securities & other assets less liabilities	38.1

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts.
†These securities are backed by the full faith and credit of the United States government.

Bonds & notes - 61.92%	Principal amount (000)	Value (000)	Percent of net assets

Bonds & notes of U.S. government & government agencies - 31.77%
U.S. Treasury:
4.75% 2010	$12,000	$12,451
5.75% 2010	35,000	37,552
1.75% 2011	15,000	15,180
2.375% 2011 (1) (2)	21,199	21,464
4.875% 2011	15,000	16,229
4.75% 2012	15,000	16,542
2.75% 2013	13,000	13,527
3.125% 2013	17,000	17,916
3.375% 2013	20,000	21,340
3.875% 2013	25,000	27,141
0.875%-13.25% 2009-2017 (1) (2)	183,105	191,683	16.43%
Federal Home Loan Bank:
3.625% 2013	30,000	30,993
2.25%-7.625% 2009-2012	82,260	85,424	4.89
Fannie Mae:
1.75% 2011	35,000	35,047
6.00% 2011	16,000	17,499
2.00% 2012	20,000	20,025
6.125% 2012	12,000	13,456
3.625%-5.50% 2011	12,000	12,610	4.14
Freddie Mac:
2.875% 2010	35,000	35,886
2.50%-5.25% 2009-2014	24,000	24,924	2.56
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G:
2.20% 2012	25,000	24,985
1.625%-3.00% 2011	6,000	6,082	1.31
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	20,000	19,585	.82
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	4,165	4,151	.17
Other securities		34,438	1.45
		756,130	31.77

Mortgage-backed obligations (3) - 12.93%
Fannie Mae:
4.00% 2019	23,654	23,794
5.50% 2023	19,264	20,004
5.50% 2023	13,782	14,312
4.50%-6.78% 2020-2038 (4)	95,357	98,364	6.58
Freddie Mac:
5.602% 2036 (4)	14,941	15,499
5.179%-6.276% 2037-2038 (4)	27,888	28,773	1.86
Bank of America 5.50% 2012 (5)	5,000	4,888	.21
Other securities		102,107	4.28
		307,741	12.93

Corporate bonds & notes - 10.04%
Financials - 3.29%
Berkshire Hathaway Finance Corp. 4.60% 2013	6,625	6,734	.28
JPMorgan Chase & Co. 5.375%-5.60% 2011-2012	4,000	4,042	.17
Bank of America Corp. 5.375% 2012	2,000	1,792
Countrywide Financial Corp., Series B, 5.80% 2012	1,500	1,376
Merrill Lynch & Co., Inc., Series C, 2.431% 2012 (4)	1,500	802	.17
Citigroup Inc. 5.50% 2013	2,000	1,813	.08
Other securities		61,708	2.59
		78,267	3.29

Health care - 1.95%
Novartis Capital Corp. 4.125% 2014	15,000	15,156	.64
Roche Holding Inc. 4.50% 2012 (5)	15,000	15,070	.63
Other securities		16,248	.68
		46,474	1.95

Consumer staples - 1.10%
Procter & Gamble Co. 4.60% 2014	10,000	10,503	.44
Other securities		15,792	.66
		26,295	1.10

Energy - 0.98%
Chevron Corp. 3.95% 2014	15,000	15,103	.64
Other securities		8,162	.34
		23,265	.98

Industrials - 0.89%
Other securities		21,194	.89

Telecommunication services - 0.78%
Other securities		18,537	.78

Other corporate bonds & notes - 1.05%
Other securities		24,969	1.05

Total corporate bonds & notes		239,001	10.04

Asset-backed obligations (3) - 6.63%
Other securities		157,654	6.63

Other - 0.55%
Other securities		13,007	.55

Total bonds & notes (cost: $1,483,634,000)		1,473,533	61.92

Short-term securities - 37.72%

U.S. Treasury Bills 0.21%-0.41% due 3/26-9/15/2009	86,800	86,706	3.64
International Bank for Reconstruction and Development 0.18%-0.42% due 3/11-5/27/2009	78,800	78,747	3.31
Fannie Mae 0.25%-0.60% due 3/12-6/17/2009	61,400	61,334	2.58
Freddie Mac 0.33%-0.45% due 4/27-6/24/2009	52,100	52,035	2.19
Abbott Laboratories 0.25%-0.31% due 3/2-4/3/2009 (5)	43,700	43,694	1.83
Bank of America Corp., FDIC insured, 0.40% due 5/7/2009	30,000	29,971
Ranger Funding Co. LLC 0.47% due 4/2/2009 (5)	13,500	13,494	1.83
Ciesco LLC 0.75% due 3/23/2009 (5)	40,000	39,978	1.68
General Electric Capital Corp., FDIC insured, 0.40% due 4/29-4/30/2009	40,000	39,968	1.68
Federal Home Loan Bank 0.10%-0.40% due 4/13-5/11/2009	36,400	36,369	1.53
Total Capital Canada Ltd. 0.38%-0.45% due 4/15-4/30/2009 (5)	33,665	33,627	1.41
Hewlett-Packard Co. 0.31%-0.34% due 3/17-4/2/2009 (5)	31,100	31,093	1.30
Procter & Gamble International Funding S.C.A. 0.35%-0.47% due 4/14-5/7/2009 (5)	29,144	29,120	1.22
Danske Corp. 0.68% due 4/14/2009 (5)	25,600	25,572	1.07
BNP Paribas Finance Inc. 0.50% due 3/9/2009	25,200	25,194	1.06
Yale University 0.45% due 4/3/2009	25,000	24,989	1.05
Thunder Bay Funding, LLC 0.50% due 4/13/2009 (5)	25,000	24,985	1.05
Chevron Corp. 0.45% due 5/4/2009	25,000	24,978	1.05
Canada Bills 0.50% due 7/10/2009	25,000	24,948	1.05
NetJets Inc. 0.35% due 4/24/2009 (5)	23,500	23,469	.99
Lloyds Bank PLC 0.87% due 4/9/2009	20,900	20,880	.88
Park Avenue Receivables Co., LLC 0.45% due 3/11/2009 (5)	19,800	19,797	.83
Merck & Co. Inc. 0.30% due 4/17/2009	18,100	18,088	.76
Barton Capital LLC 0.62% due 4/13/2009 (5)	15,000	14,983	.63
Medtronic Inc. 0.35% due 4/23/2009 (5)	12,800	12,793	.54
Coca-Cola Co. 0.45% due 5/18/2009 (5)	12,600	12,586	.53
Other securities		48,197	2.03

Total short-term securities (cost: $897,722,000)		897,595	37.72

Total investment securities (cost: $2,381,356,000)		2,371,128	99.64
Other assets less liabilities		8,525	.36

Net assets		$2,379,653	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $32,438,000, which represented 1.36% of the net assets of the fund.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Coupon rate may change periodically.
(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $470,255,000, which represented 19.76% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2009	(dollars in thousands)

Assets:
Investment securities, at value (cost: $2,381,356)		$2,371,128
Cash		181
Receivables for:
Sales of investments	426
Sales of fund's shares	50,580
Interest	10,923	61,929
		2,433,238
Liabilities:
Payables for:
Purchases of investments	43,988
Repurchases of fund's shares	7,410
Dividends on fund's shares	434
Investment advisory services	514
Services provided by affiliates	1,178
Directors' deferred compensation	6
Other	55	53,585
Net assets at February 28, 2009		$2,379,653

Net assets consist of:
Capital paid in on shares of capital stock		$2,396,111
Distributions in excess of net investment income		(669)
Accumulated net realized loss		(5,561)
Net unrealized depreciation		(10,228)
Net assets at February 28, 2009		$2,379,653

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 1,000,000 shares, $.001 par value (241,562 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$1,741,845	176,817	$9.85
Class B	71,921	7,301	9.85
Class C	198,641	20,164	9.85
Class F-1	127,725	12,966	9.85
Class F-2	16,863	1,712	9.85
Class 529-A	45,522	4,621	9.85
Class 529-B	3,404	346	9.85
Class 529-C	15,333	1,556	9.85
Class 529-E	2,605	264	9.85
Class 529-F-1	5,408	549	9.85
Class R-1	2,797	284	9.85
Class R-2	9,568	971	9.85
Class R-3	6,160	625	9.85
Class R-4	3,563	362	9.85
Class R-5	128,298	13,024	9.85

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $10.10 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 28, 2009	(dollars in thousands)

Investment income:
Income:
Interest		$24,376

Fees and expenses*:
Investment advisory services	2,782
Distribution services	2,790
Transfer agent services	355
Administrative services	269
Reports to shareholders	34
Registration statement and prospectus	427
Postage, stationery and supplies	43
Directors' compensation	2
Auditing and legal	37
Custodian	5
State and local taxes	1
Other	38
Total fees and expenses before waivers	6,783
Less waivers of fees and expenses:
Investment advisory services	175
Administrative services	2
Total fees and expenses after waivers		6,606
Net investment income		17,770

Net realized loss and unrealized depreciation
on investments
Net realized loss on investments		(3,506)
Net unrealized depreciation on investments		(1,608)
Net realized loss and unrealized depreciation on investments		(5,114)
Net increase in net assets resulting from operations		$12,656

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended February 28, 2009*	Year ended August 31, 2008
Operations:
Net investment income	$17,770	$21,816

Net realized loss on investments	(3,506)	(2,036)

Net unrealized depreciation on investments	(1,608)	(8,311)
Net increase in net assets resulting from operations	12,656	11,469

Dividends paid or accrued to shareholders from	(18,432)	(21,895)
net investment income

Net capital share transactions	1,227,001	874,280

Total increase in net assets	1,221,225	863,854

Net assets:
Beginning of period	1,158,428	294,574
End of period (including distributions in excess of net
investment income: $(669) and $(7), respectively)	$2,379,653	$1,158,428

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                 unaudited

1. Organization and significant accounting policies

Organization – Short-Term Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income and preservation of capital through a portfolio of high-quality debt securities with a dollar-weighted average maturity no greater than three years.

The fund has 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.  Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders –Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and “prepay” their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund commenced operations on October 2, 2006; therefore, the fund’s only tax years, 2006 and 2007, remain open for U.S. federal and state tax authorities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end.  As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$401
Capital loss carryforward expiring in 2016*	(24)
Post-October capital loss deferrals (realized during the period November 1, 2007, through August 31, 2008)†	(2,019)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

†These deferrals are considered incurred in the subsequent year.

As of February 28, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	22,353
Gross unrealized depreciation on investment securities	(33,231)
Net unrealized depreciation on investment securities	(10,878)
Cost of investment securities	2,382,006

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2009	Year ended August 31, 2008
Class A	$13,760	$16,751
Class B	347	324
Class C	1,013	791
Class F-1	1,093	1,460
Class F-2*	70	-	†
Class 529-A	325	497
Class 529-B	14	19
Class 529-C	62	77
Class 529-E	17	21
Class 529-F-1	47	70
Class R-1	18	31
Class R-2	41	70
Class R-3	51	97
Class R-4	27	11
Class R-5	1,547	1,676
Total	$18,432	$21,895

* Class F-2 was offered beginning August 1, 2008.
† Amount less than one thousand.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.36% on the first $500 million of daily net assets and decreasing to 0.26% on such assets in excess of $2.5 billion. CRMC waived a portion of its investment advisory services fee commencing on October 2, 2006, and terminating on December 31, 2008. During the six months ended February 28, 2009, total investment advisory services fees waived by CRMC were $175,000. As a result, the fee shown on the accompanying financial statements of $2,782,000, which was equivalent to an annualized rate of 0.323%, was reduced to $2,607,000, or 0.302% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes, except Classes F-2 and R-5, may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2009, unreimbursed expenses subject to reimbursement totaled $2,550,000 and $200 for Classes A and 529-A, respectively.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended February 28, 2009, the total administrative services fees paid by CRMC were $2,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended February 28, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$1,547	$341	Not applicable	Not applicable	Not applicable
Class B	241	14	Not applicable	Not applicable	Not applicable
Class C	724	Included in administrative services	$69	$9	Not applicable
Class F-1	124		50	6	Not applicable
Class F-2	Not applicable		5	-*	Not applicable
Class 529-A	39		11	2	$ 16
Class 529-B	11		1	-*	1
Class 529-C	48		3	1	5
Class 529-E	5		1	-*	1
Class 529-F-1	-		1	-*	2
Class R-1	11		1	-*	Not applicable
Class R-2	23		5	10	Not applicable
Class R-3	14		3	2	Not applicable
Class R-4	3		1	1	Not applicable
Class R-5	Not applicable		61	1	Not applicable
Total	$2,790	$355	$212	$32	$25

* Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 2006, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $2,000, shown on the accompanying financial statements, includes $5,000 in current fees (either paid in cash or deferred) and a net decrease of $3,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC and AFS, and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on September 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2009, all of the fund’s investment securities were classified as Level 2.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends and distributions				Repurchases(1)		Net increase (decrease)
	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2009
Class A	$1,368,364	139,148	$11,972		1,222		$(449,563)	(45,832)	$930,773	94,538
Class B	63,689	6,473	306		31		(14,859)	(1,514)	49,136	4,990
Class C	177,177	18,008	907		92		(48,210)	(4,913)	129,874	13,187
Class F-1	100,235	10,190	910		93		(46,874)	(4,771)	54,271	5,512
Class F-2	19,077	1,935	57		6		(2,542)	(259)	16,592	1,682
Class 529-A	29,003	2,948	322		33		(5,782)	(589)	23,543	2,392
Class 529-B	2,562	260	14		2		(355)	(36)	2,221	226
Class 529-C	11,404	1,159	62		6		(1,411)	(144)	10,055	1,021
Class 529-E	1,830	186	17		2		(215)	(22)	1,632	166
Class 529-F-1	2,847	290	47		5		(398)	(41)	2,496	254
Class R-1	2,578	261	16		2		(1,620)	(166)	974	97
Class R-2	7,339	747	41		4		(1,848)	(189)	5,532	562
Class R-3	3,715	377	49		5		(1,939)	(197)	1,825	185
Class R-4	2,459	251	26		3		(563)	(57)	1,922	197
Class R-5	35,205	3,570	1,491		152		(40,541)	(4,128)	(3,845)	(406)
Total net increase
(decrease)	$1,827,484	185,803	$16,237		1,658		$(616,720)	(62,858)	$1,227,001	124,603

Year ended August 31, 2008
Class A	$870,759	87,098	$14,460		1,448		$(301,666)	(30,182)	$583,553	58,364
Class B	25,368	2,535	283		28		(7,168)	(718)	18,483	1,845
Class C	79,300	7,940	727		73		(18,625)	(1,867)	61,402	6,146
Class F-1	83,964	8,399	1,163		117		(32,928)	(3,290)	52,199	5,226
Class F-2(2)	306	31	-	(3)	-	(3)	(7)	(1)	299	30
Class 529-A	18,460	1,847	494		49		(4,790)	(479)	14,164	1,417
Class 529-B	1,065	107	19		2		(107)	(11)	977	98
Class 529-C	4,501	451	76		7		(589)	(59)	3,988	399
Class 529-E	716	71	21		2		(158)	(16)	579	57
Class 529-F-1	2,254	226	70		7		(247)	(25)	2,077	208
Class R-1	2,383	237	24		3		(2,937)	(293)	(530)	(53)
Class R-2	3,944	394	69		7		(958)	(95)	3,055	306
Class R-3	5,802	579	97		10		(3,174)	(316)	2,725	273
Class R-4	1,744	175	10		1		(160)	(16)	1,594	160
Class R-5	131,200	13,138	1,605		161		(3,090)	(309)	129,715	12,990
Total net increase
(decrease)	$1,231,766	123,228	$19,118		1,915		$(376,604)	(37,677)	$874,280	87,466

(1) Includes exchanges between share classes of the fund.
(2) Class F-2 was offered beginning August 1, 2008.
(3) Amount less than one thousand.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $711,989,000 and $264,985,000, respectively, during the six months ended February 28, 2009.

Financial highlights (1)

		Income (loss) from investment operations(2)
	Net asset value, beginning of period	Net investment income		Net losses on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 2/28/2009 (5)	$9.90	$.10		$(.04)	$.06	$(.11)	$9.85	.64%	$1,741,845	.70%	(6)	.68%	(6)	2.15%	(6)
Year ended 8/31/2008	9.99	.36		(.06)	.30	(.39)	9.90	2.99	814,940	.73		.63		3.62
Period from 10/2/2006 to 8/31/2007	10.00	.41		(.01)	.40	(.41)	9.99	4.04	238,855	.77	(6)	.64	(6)	4.57	(6)
Class B:
Six months ended 2/28/2009 (5)	9.90	.07		(.04)	.03	(.08)	9.85	.26	71,921	1.45	(6)	1.43	(6)	1.36	(6)
Year ended 8/31/2008	9.99	.28		(.06)	.22	(.31)	9.90	2.23	22,889	1.46		1.37		2.81
Period from 11/6/2006 to 8/31/2007	10.00	.31		(.02)	.29	(.30)	9.99	2.98	4,654	1.47	(6)	1.36	(6)	3.86	(6)
Class C:
Six months ended 2/28/2009 (5)	9.90	.06		(.04)	.02	(.07)	9.85	.23	198,641	1.50	(6)	1.48	(6)	1.32	(6)
Year ended 8/31/2008	9.99	.28		(.06)	.22	(.31)	9.90	2.17	69,104	1.52		1.43		2.71
Period from 11/6/2006 to 8/31/2007	10.00	.31		(.02)	.29	(.30)	9.99	2.92	8,295	1.56	(6)	1.44	(6)	3.78	(6)
Class F-1:
Six months ended 2/28/2009 (5)	9.90	.10		(.04)	.06	(.11)	9.85	.61	127,725	.75	(6)	.73	(6)	2.13	(6)
Year ended 8/31/2008	9.99	.35		(.06)	.29	(.38)	9.90	2.93	73,826	.78		.69		3.57
Period from 11/1/2006 to 8/31/2007	10.02	.37		(.04)	.33	(.36)	9.99	3.36	22,256	.80	(6)	.67	(6)	4.56	(6)
Class F-2:
Six months ended 2/28/2009 (5)	9.90	.10		(.03)	.07	(.12)	9.85	.72	16,863	.54	(6)	.53	(6)	2.02	(6)
Period from 8/19/2008 to 8/31/2008	9.92	-	(7)	(.01)	(.01)	(.01)	9.90	(.10)	299	.02		.02		.09
Class 529-A:
Six months ended 2/28/2009 (5)	9.90	.10		(.04)	.06	(.11)	9.85	.57	45,522	.82	(6)	.80	(6)	2.01	(6)
Year ended 8/31/2008	9.99	.34		(.06)	.28	(.37)	9.90	2.85	22,074	.86		.77		3.53
Period from 11/3/2006 to 8/31/2007	10.00	.36		(.02)	.34	(.35)	9.99	3.51	8,112	.90	(6)	.78	(6)	4.44	(6)
Class 529-B:
Six months ended 2/28/2009 (5)	9.90	.06		(.04)	.02	(.07)	9.85	.19	3,404	1.58	(6)	1.56	(6)	1.23	(6)
Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.08	1,186	1.61		1.52		2.69
Period from 11/2/2006 to 8/31/2007	10.02	.30		(.04)	.26	(.29)	9.99	2.67	223	1.66	(6)	1.54	(6)	3.66	(6)
Class 529-C:
Six months ended 2/28/2009 (5)	9.90	.06		(.04)	.02	(.07)	9.85	.19	15,333	1.58	(6)	1.56	(6)	1.21	(6)
Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.09	5,299	1.61		1.52		2.70
Period from 11/3/2006 to 8/31/2007	10.00	.30		(.02)	.28	(.29)	9.99	2.87	1,358	1.64	(6)	1.52	(6)	3.71	(6)
Class 529-E:
Six months ended 2/28/2009 (5)	9.90	.08		(.04)	.04	(.09)	9.85	.45	2,605	1.08	(6)	1.06	(6)	1.74	(6)
Year ended 8/31/2008	9.99	.32		(.06)	.26	(.35)	9.90	2.61	975	1.11		1.00		3.33
Period from 12/1/2006 to 8/31/2007	10.03	.31		(.04)	.27	(.31)	9.99	2.70	404	1.14	(6)	1.02	(6)	4.22	(6)

Class 529-F-1:
Six months ended 2/28/2009 (5)	$9.90	$.11		$(.04)	$.07	$(.12)	$9.85	.70%	$5,408	.58%	(6)	.56%	(6)	2.25%	(6)
Year ended 8/31/2008	9.99	.37		(.06)	.31	(.40)	9.90	3.13	2,921	.60		.50		3.76
Period from 11/16/2006 to 8/31/2007	10.00	.37		(.02)	.35	(.36)	9.99	3.59	872	.59	(6)	.49	(6)	4.76	(6)
Class R-1:
Six months ended 2/28/2009 (5)	9.90	.07		(.05)	.02	(.07)	9.85	.25	2,797	1.47	(6)	1.45	(6)	1.51	(6)
Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.15	1,853	1.52		1.43		2.95
Period from 12/26/2006 to 8/31/2007	10.01	.26		(.03)	.23	(.25)	9.99	2.36	2,402	1.56	(6)	1.40	(6)	3.84	(6)
Class R-2:
Six months ended 2/28/2009 (5)	9.90	.06		(.04)	.02	(.07)	9.85	.21	9,568	1.61	(6)	1.53	(6)	1.25	(6)
Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.14	4,048	1.69		1.47		2.78
Period from 12/8/2006 to 8/31/2007	10.01	.27		(.02)	.25	(.27)	9.99	2.54	1,032	2.10	(6)	1.42	(6)	3.82	(6)
Class R-3:
Six months ended 2/28/2009 (5)	9.90	.09		(.05)	.04	(.09)	9.85	.44	6,160	1.09	(6)	1.07	(6)	1.80	(6)
Year ended 8/31/2008	9.99	.32		(.06)	.26	(.35)	9.90	2.58	4,359	1.10		1.01		3.31
Period from 11/22/2006 to 8/31/2007	10.01	.31		(.02)	.29	(.31)	9.99	2.92	1,669	1.17	(6)	1.06	(6)	4.18	(6)
Class R-4:
Six months ended 2/28/2009 (5)	9.90	.10		(.04)	.06	(.11)	9.85	.61	3,563	.76	(6)	.74	(6)	2.04	(6)
Year ended 8/31/2008	9.99	.35		(.06)	.29	(.38)	9.90	2.93	1,639	.79		.69		3.23
Period from 1/3/2007 to 8/31/2007	10.00	.30		(.01)	.29	(.30)	9.99	2.90	52	.94	(6)	.66	(6)	4.53	(6)
Class R-5:
Six months ended 2/28/2009 (5)	9.90	.12		(.05)	.07	(.12)	9.85	.74	128,298	.49	(6)	.46	(6)	2.46	(6)
Year ended 8/31/2008	9.99	.38		(.06)	.32	(.41)	9.90	3.20	133,016	.48		.42		3.50
Period from 1/4/2007 to 8/31/2007	10.01	.31		(.02)	.29	(.31)	9.99	2.94	4,390	.56	(6)	.42	(6)	4.83	(6)

	Six months ended February 28, 2009 (5)	Year ended August 31, 2008	For the period 10/2/2006 (8) to 8/31/2007

Portfolio turnover rate for all classes of shares	29%	28%	15%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.  During some of the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during  some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.
(8) Commencement of operations.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008, through February 28, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2008	Ending account value 2/28/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,006.37	$3.38	.68%
Class A -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class B -- actual return	1,000.00	1,002.60	7.10	1.43
Class B -- assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class C -- actual return	1,000.00	1,002.35	7.35	1.48
Class C -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class F-1 -- actual return	1,000.00	1,006.10	3.63	.73
Class F-1 -- assumed 5% return	1,000.00	1,021.17	3.66	.73
Class F-2 -- actual return	1,000.00	1,007.15	2.64	.53
Class F-2 -- assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 529-A -- actual return	1,000.00	1,005.72	3.98	.80
Class 529-A -- assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 529-B -- actual return	1,000.00	1,001.93	7.74	1.56
Class 529-B -- assumed 5% return	1,000.00	1,017.06	7.80	1.56
Class 529-C -- actual return	1,000.00	1,001.93	7.74	1.56
Class 529-C -- assumed 5% return	1,000.00	1,017.06	7.80	1.56
Class 529-E -- actual return	1,000.00	1,004.48	5.27	1.06
Class 529-E -- assumed 5% return	1,000.00	1,019.54	5.31	1.06
Class 529-F-1 -- actual return	1,000.00	1,006.97	2.79	.56
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.02	2.81	.56
Class R-1 -- actual return	1,000.00	1,002.45	7.20	1.45
Class R-1 -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class R-2 -- actual return	1,000.00	1,002.09	7.60	1.53
Class R-2 -- assumed 5% return	1,000.00	1,017.21	7.65	1.53
Class R-3 -- actual return	1,000.00	1,004.39	5.32	1.07
Class R-3 -- assumed 5% return	1,000.00	1,019.49	5.36	1.07
Class R-4 -- actual return	1,000.00	1,006.08	3.68	.74
Class R-4 -- assumed 5% return	1,000.00	1,021.12	3.71	.74
Class R-5 -- actual return	1,000.00	1,007.41	2.29	.46
Class R-5 -- assumed 5% return	1,000.00	1,022.51	2.31	.46

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through October 31, 2009. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing current income while preserving capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase as well as the 10% advisory fee waiver that was then in effect. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of CRMC’s 10% advisory fee waiver that was then in effect, reflecting benefits that may accrue from growth in assets. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Cumulative total returns for periods ended March 31, 2009
(the most recent calendar quarter-end):
			Life
	1 year	5 years	of class
Class B shares[1] — first sold 11/6/06
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only if
shares are sold within six years of purchase	−4.17%	—	0.96%
Not reflecting CDSC	0.77	—	2.57

Class C shares — first sold 11/6/06
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	−0.26	—	2.51
Not reflecting CDSC	0.72	—	2.51

Class F-1 shares[2] — first sold 11/1/06
Not reflecting annual asset-based fee charged
by sponsoring firm	1.47	—	3.17

Class F-2 shares[2] — first sold 8/19/08
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	1.37	[3]

Class 529-A shares[4] — first sold 11/3/06
Reflecting 2.50% maximum sales charge	−1.13	—	2.11
Not reflecting maximum sales charge	1.40	—	3.19

Class 529-B shares[1,4] — first sold 11/2/06
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	−4.31	—	0.72
Not reflecting CDSC	0.64	—	2.33

Class 529-C shares[4] — first sold 11/3/06
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	−0.35	—	2.42
Not reflecting CDSC	0.64	—	2.42

Class 529-E shares[2,4] — first sold 12/1/06	1.15	—	2.78

Class 529-F-1 shares[2,4] — first sold 11/16/06
Not reflecting annual asset-based fee charged
by sponsoring firm	1.66	—	3.46

[1]These shares are no longer available for purchase.
[2]These shares are sold without any initial or contingent deferred sales charge.
[3]Results are cumulative total returns; they are not annualized.
[4]Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 2, 2006, through December 31, 2008, and reimbursed other fees and expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Fund results shown reflect the waiver and reimbursements, without which they would have been lower. Please see the fund’s prospectus or the Financial Highlights table on pages 20 to 23 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Offices of the fund and of the
investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete February 28, 2009, portfolio of Short-Term Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available on the American Funds website or by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 31 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
   The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
>Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
   The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-948-0409P

Litho in USA CGD/ALD/9791-S17169

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

Short-Term Bond Fund of AmericaSM

Investment portfolio

February 28, 2009
 unaudited

Bonds & notes — 61.92%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 31.77%
U.S. Treasury 3.50% 2009	$1,000	$1,022
U.S. Treasury 4.875% 2009	2,000	2,019
U.S. Treasury 6.00% 2009	4,000	4,100
U.S. Treasury 0.875% 2010[1,2]	11,105	10,974
U.S. Treasury 1.25% 2010	5,000	5,024
U.S. Treasury 2.00% 2010	10,000	10,178
U.S. Treasury 2.00% 2010	10,000	10,117
U.S. Treasury 2.875% 2010	5,000	5,136
U.S. Treasury 4.375% 2010	10,000	10,627
U.S. Treasury 4.50% 2010	10,000	10,616
U.S. Treasury 4.75% 2010	12,000	12,451
U.S. Treasury 5.75% 2010	35,000	37,552
U.S. Treasury 6.50% 2010	5,000	5,270
U.S. Treasury 0.875% 2011	10,000	9,979
U.S. Treasury 1.125% 2011	10,000	9,949
U.S. Treasury 1.75% 2011	15,000	15,180
U.S. Treasury 2.375% 2011[1,2]	21,199	21,464
U.S. Treasury 4.625% 2011	9,000	9,832
U.S. Treasury 4.875% 2011	15,000	16,229
U.S. Treasury 5.125% 2011	10,000	10,914
U.S. Treasury 4.625% 2012	5,000	5,471
U.S. Treasury 4.75% 2012	15,000	16,542
U.S. Treasury 2.75% 2013	13,000	13,527
U.S. Treasury 3.125% 2013	17,000	17,916
U.S. Treasury 3.125% 2013	10,000	10,547
U.S. Treasury 3.375% 2013	20,000	21,340
U.S. Treasury 3.375% 2013	10,000	10,676
U.S. Treasury 3.50% 2013	6,000	6,426
U.S. Treasury 3.625% 2013	5,000	5,381
U.S. Treasury 3.875% 2013	25,000	27,141
U.S. Treasury 11.75% 2014	5,000	5,378
U.S. Treasury 12.50% 2014	10,000	10,541
U.S. Treasury 13.25% 2014	10,000	10,260
U.S. Treasury 4.625% 2017	10,000	11,246
Federal Home Loan Bank 2.25% 2009	4,000	4,030
Federal Home Loan Bank 2.50% 2009	5,000	5,042
Federal Home Loan Bank 2.56% 2009	3,000	3,023
Federal Home Loan Bank 2.72% 2009	5,000	5,054
Federal Home Loan Bank 4.375% 2009	3,500	3,564
Federal Home Loan Bank 5.25% 2009	3,000	3,058
Federal Home Loan Bank 3.375% 2010	10,000	10,315
Federal Home Loan Bank 3.625% 2010	10,000	10,382
Federal Home Loan Bank 7.625% 2010	3,760	4,055
Federal Home Loan Bank 2.875% 2011	10,000	10,237
Federal Home Loan Bank 3.375% 2011	5,000	5,194
Federal Home Loan Bank 3.625% 2011	5,000	5,207
Federal Home Loan Bank 5.60% 2011	5,000	5,427
Federal Home Loan Bank 4.625% 2012	10,000	10,836
Federal Home Loan Bank 3.625% 2013	30,000	30,993
Fannie Mae 1.75% 2011	35,000	35,047
Fannie Mae 3.625% 2011	10,000	10,453
Fannie Mae 5.50% 2011	2,000	2,157
Fannie Mae 6.00% 2011	16,000	17,499
Fannie Mae 2.00% 2012	20,000	20,025
Fannie Mae 6.125% 2012	12,000	13,456
Freddie Mac 4.125% 2009	5,000	5,121
Freddie Mac 5.25% 2009	4,000	4,046
Freddie Mac 2.875% 2010	35,000	35,886
Freddie Mac 5.25% 2011	10,000	10,813
Freddie Mac 2.50% 2014	5,000	4,944
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	3,000	3,009
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 3.00% 2011	3,000	3,073
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	25,000	24,985
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	20,000	19,585
Federal Agricultural Mortgage Corp. 3.875% 2011	3,000	3,147
Federal Agricultural Mortgage Corp. 5.50% 2011[3]	7,000	7,395
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 0.457% 2013[4]	8,000	7,918
Private Export Funding Corp. 4.974% 2013	5,000	5,488
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	4,165	4,151
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	3,000	3,074
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	3,000	3,064
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	2,250	2,325
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	2,000	2,027
		756,130

MORTGAGE-BACKED OBLIGATIONS[5] — 12.93%
Fannie Mae 4.00% 2019	23,654	23,794
Fannie Mae 4.50% 2020	9,888	10,127
Fannie Mae 4.50% 2020	5,062	5,192
Fannie Mae 4.50% 2020	4,265	4,375
Fannie Mae 4.50% 2021	4,286	4,388
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	709	721
Fannie Mae 5.00% 2023	9,892	10,189
Fannie Mae 5.00% 2023	6,093	6,215
Fannie Mae 5.00% 2023	4,108	4,190
Fannie Mae 5.00% 2023	3,262	3,327
Fannie Mae 5.00% 2023	2,895	2,953
Fannie Mae 5.00% 2023	2,553	2,604
Fannie Mae 5.00% 2023	632	644
Fannie Mae 5.50% 2023	19,264	20,004
Fannie Mae 5.50% 2023	13,782	14,312
Fannie Mae 6.00% 2023	9,619	10,069
Fannie Mae 6.00% 2023	4,077	4,267
Fannie Mae 6.00% 2023	4,012	4,199
Fannie Mae 6.00% 2023	1,120	1,172
Fannie Mae 6.00% 2024	5,601	5,861
Fannie Mae 6.166% 2037[4]	1,719	1,788
Fannie Mae 6.78% 2037[4]	1,117	1,165
Fannie Mae 4.954% 2038[4]	4,542	4,678
Fannie Mae 5.21% 2038[4]	4,589	4,733
Fannie Mae 5.476% 2038[4]	5,316	5,507
Freddie Mac 5.602% 2036[4]	14,941	15,499
Freddie Mac 5.455% 2037[4]	2,530	2,616
Freddie Mac 5.677% 2037[4]	2,448	2,530
Freddie Mac 5.719% 2037[4]	2,042	2,120
Freddie Mac 5.78% 2037[4]	2,505	2,593
Freddie Mac 5.858% 2037[4]	617	640
Freddie Mac 6.215% 2037[4]	2,490	2,564
Freddie Mac 6.276% 2037[4]	1,193	1,237
Freddie Mac 5.179% 2038[4]	4,217	4,329
Freddie Mac 5.227% 2038[4]	4,007	4,108
Freddie Mac 5.545% 2038[4]	5,585	5,773
Freddie Mac 5.596% 2038[4]	254	263
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	3,059	2,952
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,000	965
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	529	513
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	1,797	1,541
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	1,000	966
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	1,250	1,033
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[4]	1,731	1,461
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-2, 4.302% 2038	3,190	2,920
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	646	642
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	2,500	2,004
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,836	1,753
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,500	2,456
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,991	1,932
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	952	918
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,000	1,923
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	293	290
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-1, 4.367% 2039	167	164
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 2040[4]	1,000	909
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 0.779% 2018[3,4]	4,000	3,896
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class C, 6.878% 2018[3]	4,000	4,274
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	2,903	2,863
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	3,703	3,609
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	3,748	3,470
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,500	2,270
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[3]	5,000	5,268
Bank of America 5.50% 2012[3]	5,000	4,888
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	1,000	847
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A-2, 5.868% 2032[4]	4,000	3,428
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	440	433
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 2042[4]	1,550	1,281
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 2042[4]	2,700	2,308
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	657	633
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,832	1,799
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	1,300	1,199
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A-2, 4.10% 2038	651	632
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	996	965
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-4, 4.547% 2041	1,750	1,462
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.594% 2046[4]	3,623	3,057
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	1,248	1,169
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-6A, 5.11% 2042[4]	1,000	785
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-1, 5.203% 2045	1,161	1,102
HBOS Treasury Services PLC 5.00% 2011[3]	3,000	2,933
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	1,843	1,571
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	1,359	1,259
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	236	221
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 2045[4]	590	545
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	2,000	1,909
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	2,719	2,644
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	1,843	1,764
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-1, 4.446% 2042	12	12
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	500	481
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[4]	407	379
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	778	724
Wells Fargo Mortgage-backed Securities Trust, Series 2004-H, Class A-1, 4.53% 2034[4]	1,744	1,292
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-1, 5.725% 2049[4]	2,083	1,926
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.041% 2036[4]	1,631	958
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.317% 2037[4]	1,662	881
J.P. Morgan Alternative Loan Trust, Series 2006-S4, Class A-1-A, 5.44% 2036[4]	268	238
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 3-A-1, 5.943% 2036[4]	2,444	1,090
J.P. Morgan Alternative Loan Trust, Series 2006-A3, Class 2-A-1, 6.065% 2036[4]	847	353
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.083% 2047[4]	3,470	1,671
Nationwide Building Society, Series 2007-2, 5.50% 2012[3]	1,500	1,446
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,375	1,103
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	522	497
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	500	453
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.45% 2019[3,4]	839	704
Chase Mortgage Finance Trust, Series 2003-S2, Class A-1, 5.00% 2018	679	646
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	688	611
IndyMac INDX Mortgage Loan Trust, Series 2005-AR5, Class 1-A-1, 5.17% 2035[4]	1,131	545
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class III-A-1, 5.825% 2036[4]	1,044	460
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	458	421
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.983% 2036[4]	381	278
		307,741

CORPORATE BONDS & NOTES — 10.04%
Financials — 3.29%
New York Life Global Funding 5.25% 2012[3]	4,500	4,494
New York Life Global Funding 4.65% 2013[3]	3,000	2,948
Berkshire Hathaway Finance Corp. 4.60% 2013	6,625	6,734
Bank of New York Mellon Corp., Series G, 4.95% 2012	4,000	4,027
Bank of New York Mellon Corp., Series G, 5.125% 2013	2,000	1,988
TIAA Global Markets 4.95% 2013[3]	5,500	5,456
Northern Trust Corp. 5.20% 2012	1,000	1,006
Northern Trust Corp. 5.50% 2013	4,200	4,349
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[3]	1,375	1,280
Westfield Group 5.40% 2012[3]	4,000	3,408
Principal Life Insurance Co. 6.25% 2012[3]	4,200	4,127
JPMorgan Chase & Co. 5.60% 2011	2,000	2,040
JPMorgan Chase & Co. 5.375% 2012	2,000	2,002
Merrill Lynch & Co., Inc., Series C, 2.431% 2012[4]	1,000	802
Bank of America Corp. 5.375% 2012	2,000	1,792
Countrywide Financial Corp., Series B, 5.80% 2012	1,500	1,376
Allstate Life Global Funding Trust, Series 2008-1, 2.781% 2010[4]	2,000	1,956
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	1,975
American Honda Finance Corp. 1.534% 2010[3,4]	4,000	3,886
Jackson National Life Global 5.375% 2013[3]	3,750	3,429
Monumental Global Funding 5.50% 2013[3]	2,995	2,642
Prudential Financial, Inc., Series D, 5.10% 2011	1,000	914
Prudential Financial, Inc., Series B, 4.75% 2014	2,000	1,700
American Express Co. 4.75% 2009	1,500	1,498
American Express Centurion Bank 5.55% 2012	1,000	938
US Bank NA 4.95% 2014	2,000	1,951
Metropolitan Life Global Funding I, 5.125% 2013[3]	2,000	1,912
Citigroup Inc. 5.50% 2013	2,000	1,813
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	2,000	1,631
Hartford Life Insurance Co. 1.194% 2012[4]	2,000	1,600
Wells Fargo & Co. 4.375% 2013	1,000	947
Lincoln National Corp. 5.65% 2012	1,000	902
Marshall & Ilsley Corp. 2.48% 2012[4]	1,000	744
		78,267

Health care — 1.95%
Roche Holding Inc. 4.50% 2012[3]	15,000	15,070
Roche Holding Inc. 5.00% 2014[3]	5,000	5,057
Novartis Capital Corp. 4.125% 2014	15,000	15,156
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	8,397
Aetna Inc. 5.75% 2011	1,753	1,728
AstraZeneca PLC 5.40% 2012	1,000	1,066
		46,474

Consumer staples — 1.10%
Procter & Gamble Co. 4.60% 2014	10,000	10,503
Avon Products, Inc. 5.625% 2014	5,000	4,991
Diageo Capital PLC 7.375% 2014	4,000	4,454
Walgreen Co. 4.875% 2013	4,000	4,229
PepsiCo, Inc. 4.65% 2013	2,000	2,118
		26,295

Energy — 0.98%
Chevron Corp. 3.95% 2014	15,000	15,103
BP Capital Markets PLC 2.081% 2010[4]	3,000	2,994
BP Capital Markets PLC 5.25% 2013	2,000	2,127
ConocoPhillips 4.75% 2014	3,000	3,041
		23,265

Industrials — 0.89%
Honeywell International Inc. 3.875% 2014	8,400	8,356
Canadian National Railway Co. 4.95% 2014	5,000	5,008
John Deere Capital Corp., Series D, 4.90% 2013	3,000	2,982
Caterpillar Financial Services Corp., Series F, 4.85% 2012	2,000	1,913
Caterpillar Financial Services Corp., Series F, 4.25% 2013	1,000	950
Raytheon Co. 5.375% 2013	2,000	1,985
		21,194

Telecommunications services — 0.78%
Verizon Global Funding Corp. 7.25% 2010	1,000	1,056
Verizon Communications Inc. 7.375% 2013[3]	5,000	5,311
Verizon Communications Inc. 5.55% 2014[3]	2,000	1,990
AT&T Inc. 4.95% 2013	7,500	7,523
Singapore Telecommunications Ltd. 6.375% 2011[3]	2,500	2,657
		18,537

Utilities — 0.49%
Southern Co., Series 2008-A, 1.951% 2010[4]	2,000	1,950
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	3,852
Southern Co., Series 2007-A, 5.30% 2012	1,000	1,036
Georgia Power Co., Series 2008-D, 6.00% 2013	2,600	2,806
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,000	2,053
		11,697

Consumer discretionary — 0.39%
Walt Disney Co. 4.70% 2012	1,500	1,547
Walt Disney Co. 4.50% 2013	5,000	5,104
McDonald’s Corp., Series I, 4.30% 2013	2,500	2,610
		9,261

Information technology — 0.17%
International Business Machines Corp. 1.764% 2011[4]	3,000	2,953
Cisco Systems, Inc. 5.25% 2011	1,000	1,058
		4,011

Total corporate bonds & notes		239,001

ASSET-BACKED OBLIGATIONS[5] — 6.63%
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	6,080	6,356
PECO Energy Transition Trust, Series 2000-A, Class A-3, 7.625% 2010	5,790	5,793
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	2,000	2,046
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	561	562
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-1, 4.85% 2011	273	274
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	360	365
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-4, 4.37% 2014	2,275	2,322
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,400	5,578
CarMax Auto Owner Trust, Series 2007-3, Class A-3a, 5.19% 2011	2,000	1,902
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	3,000	2,678
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	4,352
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	5,479	5,603
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	3,000	3,101
Nissan Auto Lease Trust, Series 2008-A, Class A-2a, 4.27% 2010	6,435	6,256
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	1,500	1,405
Citibank Credit Card Issuance Trust, Class 2004-A7, 1.339% 2013[4]	2,000	1,810
Citibank Credit Card Issuance Trust, Class 2001-A7, 1.373% 2013[4]	2,000	1,828
Citibank Credit Card Issuance Trust, Series 2006, Class A4, 5.45% 2013	585	589
Citibank Credit Card Issuance Trust, Class 2007-A7, 0.82% 2014[4]	3,000	2,704
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	535	529
Triad Automobile Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.42% 2013	2,453	2,196
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	4,000	3,868
BA Credit Card Trust, Series 2006-6, Class A, 0.485% 2013[4]	4,000	3,671
BA Credit Card Trust, Series 2008-1, Class A-1, 1.035% 2013[3,4]	2,000	1,900
BA Credit Card Trust, Series 2006-A16, Class A, 4.72% 2013	900	888
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-1, 4.98% 2012	3,076	3,154
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2013	3,000	2,957
Chase Issuance Trust, Series 2007-A9, Class A, 0.491% 2014[4]	3,000	2,738
Chase Issuance Trust, Series 2008-13, Class A, 3.496% 2015[4]	3,000	2,801
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3]	4,000	3,373
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.505% 2015[3,4]	2,000	1,423
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	2,000	1,938
DaimlerChrysler Auto Trust, Series 2008-B, Class A-3a, 4.71% 2012	3,000	2,729
CL&P Funding LLC, Series 2001-1, Class A-5, 6.21% 2011	4,292	4,388
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	5,750	4,379
American Express Credit Account Master Trust, Series 2005-5, Class A, 0.501% 2013[4]	2,100	1,999
American Express Credit Account Master Trust, Series 2008-1, Class A, 0.911% 2013[4]	2,500	2,357
Discover Card Master Trust I, Series 2006-1, Class A2, 0.505% 2013[4]	4,750	4,260
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	4,000	4,119
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	3,500	3,759
Capital One Multi-asset Execution Trust, Series 2006-2, Class A, 4.85% 2013	825	809
Capital One Multi-asset Execution Trust, Series 2008-5, Class A, 4.85% 2014	3,000	2,945
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 0.611% 2014[4]	2,000	1,827
MBNA Credit Card Master Note Trust, Series 2005-10, Class A, 0.515% 2015[4]	2,000	1,682
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	3,500	3,431
Discover Card Execution Note Trust, Series 2008-2, Class A, 1.455% 2012[4]	3,000	2,901
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	1,091	1,095
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	1,500	1,491
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-3, 4.13% 2013	1,971	2,002
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	1,958	1,967
BMW Vehicle Lease Trust, Series 2007-1, Class A-3B, 0.695% 2013[4]	2,000	1,926
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[3]	1,500	986
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[3]	1,000	713
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	1,600	1,695
Consumers Funding LLC, Series 2001-1, Class A-4, 4.98% 2012	65	65
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	1,525	1,595
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	2,000	1,451
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[3]	1,443	1,437
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	1,368	1,410
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[3]	1,500	1,248
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,244
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	1,194	1,169
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	140	146
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	1,025	1,008
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	1,500	1,136
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	934	908
CWABS, Inc., Series 2006-24, Class 2-A-3, 0.624% 2047[4]	2,000	783
Boston Edison Co., Series 1999-1, Class A-5, 7.03% 2012	753	767
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	1,000	699
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[4]	1,500	227
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[4]	370	360
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH2, Class A-F-1-B, 5.859% 2036[4]	568	522
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	462	446
Specialty Underwriting and Residential Finance Trust, Series 2005-AB3, Class A-2B, 0.724% 2036[4]	273	221
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	210	215
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	147	113
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A-2, 4.49% 2035[4]	71	64
		157,654

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.42%
International Bank for Reconstruction and Development 1.124% 2010[4]	10,000	10,006

MUNICIPALS — 0.13%
State of Wisconsin, General Fund Annual Appropriation Refunding Bonds, Series 2008-A, FSA insured, 3.479% 2011	3,000	3,001

Total bonds & notes (cost: $1,483,634,000)		1,473,533

Short-term securities — 37.72%

U.S. Treasury Bills 0.21%–0.41% due 3/26–9/15/2009	486,800	86,706
International Bank for Reconstruction and Development 0.18%–0.42% due 3/11–5/27/2009	78,800	78,747
Fannie Mae 0.25%–0.60% due 3/12–6/17/2009	61,400	61,334
Freddie Mac 0.33%–0.45% due 4/27–6/24/2009	52,100	52,035
Abbott Laboratories 0.25%–0.31% due 3/2–4/3/2009[3]	43,700	43,694
Bank of America Corp., FDIC insured, 0.40% due 5/7/2009	30,000	29,971
Ranger Funding Co. LLC 0.47% due 4/2/2009[3]	13,500	13,494
Ciesco LLC 0.75% due 3/23/2009[3]	40,000	39,978
General Electric Capital Corp., FDIC insured, 0.40% due 4/29–4/30/2009	40,000	39,968
Federal Home Loan Bank 0.10%–0.40% due 4/13–5/11/2009	36,400	36,369
Total Capital Canada Ltd. 0.38%–0.45% due 4/15–4/30/2009[3]	33,665	33,627
Hewlett-Packard Co. 0.31%–0.34% due 3/17–4/2/2009[3]	31,100	31,093
Procter & Gamble International Funding S.C.A. 0.35%–0.47% due 4/14–5/7/2009[3]	29,144	29,120
Danske Corp. 0.68% due 4/14/2009[3]	25,600	25,572
BNP Paribas Finance Inc. 0.50% due 3/9/2009	25,200	25,194
Yale University 0.45% due 4/3/2009	25,000	24,989
Thunder Bay Funding, LLC 0.50% due 4/13/2009[3]	25,000	24,985
Chevron Corp. 0.45% due 5/4/2009	25,000	24,978
Canada Bills 0.50% due 7/10/2009	25,000	24,948
NetJets Inc. 0.35% due 4/24/2009[3]	23,500	23,469
Lloyds Bank PLC 0.87% due 4/9/2009	20,900	20,880
Park Avenue Receivables Co., LLC 0.45% due 3/11/2009[3]	19,800	19,797
Merck & Co. Inc. 0.30% due 4/17/2009	18,100	18,088
Barton Capital LLC 0.62% due 4/13/2009[3]	15,000	14,983
Medtronic Inc. 0.35% due 4/23/2009[3]	12,800	12,793
Coca-Cola Co. 0.45% due 5/18/2009[3]	12,600	12,586
Caisse d’Amortissement de la Dette Sociale 0.85% due 8/18/2009	10,800	10,764
Nokia Corp. 0.40% due 4/7/2009[3]	10,200	10,190
Electricité de France 0.40% due 3/13/2009[3]	10,000	9,997
BP Capital Markets PLC 0.43% due 7/13/2009[3]	10,000	9,978
Caterpillar Inc. 0.34% due 4/6/2009[3]	5,171	5,168
AT&T Inc. 0.25% due 3/4/2009[3]	2,100	2,100

Total short-term securities (cost: $897,722,000)		897,595

Total investment securities (cost: $2,381,356,000)		2,371,128
Other assets less liabilities		8,525

Net assets		$2,379,653

[1]	Index-linked bond whose principal amount moves with a government retail price index.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $32,438,000, which represented 1.36% of the net assets of the fund.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $470,255,000, which represented 19.76% of the net assets of the fund.

[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-948-0409O-S15779

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA, INC.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: May 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: May 8, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: May 8, 2009